Not FDIC Insured May Lose Value No Bank Guarantee

Statement of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Financial Statements 14

Franklin High Income Trust
Statement of Investments (unaudited), February 28, 2021
Franklin High Income Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.0%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 217,793 $ 2,548,178
Machinery 0.3%
a
Birch Permian Holdings, Inc. ............................. United States 78,499 941,988
a
Birch Permian Holdings, Inc. ............................. United States 611,911 7,266,443
8,208,431
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ........................ United States 30,901 463,515
Oil, Gas & Consumable Fuels 0.5%
b
Amplify Energy Corp. .................................. United States 8,816 25,743
a,b
California Resources Corp. .............................. United States 1,425 37,449
a
Chesapeake Energy Corp. .............................. United States 5,371 237,291
a,c
Goodrich Petroleum Corp. ............................... United States 1,564,885 15,195,033
a,d,e
Nine Point Energy LLC ................................. United States 46,695,277 47
a,d
Riviera Resources, Inc. ................................. United States 149,317 38,568
a,c
Titan Energy LLC ..................................... United States 289,137 23,131
15,557,262
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 83,362 1,042,025
Specialty Retail 0.1%
a
Party City Holdco, Inc. .................................. United States 276,851 2,120,681
Total Common Stocks (Cost $110,300,158) .....................................
29,940,092
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 17,515
Oil, Gas & Consumable Fuels 0.0%
†
a,d
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 29,090
a,d
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 28,896
a,d
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 27,421
a
California Resources Corp., 10/27/24 ...................... United States 3,278 16,193
a,d
Chaparral Energy, Inc., 10/01/24 .......................... United States 26 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 10,135 176,856
278,456
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 10,091
Total Warrants (Cost $5,562,809) ..............................................
306,062
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
f,g,h
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 393,192 248,945
Total Convertible Bonds (Cost $71,311) ........................................
248,945

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 98.1%
Aerospace & Defense 0.6%
h
BWX Technologies, Inc. , Senior Note , 144A, 5.375% , 7/15/26 .... United States 8,500,000 $ 8,827,760
h
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 9,800,000 10,045,000
18,872,760
Air Freight & Logistics 0.9%
h
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 16,000,000 16,120,000
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 12,000,000 12,412,500
28,532,500
Airlines 1.1%
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 20,000,000 22,220,834
h
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 11,300,000 12,359,375
34,580,209
Auto Components 1.8%
h
Adient US LLC , Senior Secured Note , 144A, 7% , 5/15/26 ....... United States 20,500,000 22,099,000
h
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 17,500,000 16,767,187
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ...
United States 15,300,000 17,164,764
56,030,951
Banks 0.5%
CIT Group, Inc. , Senior Bond , 5% , 8/15/22 ..................
United States 50,000 52,822
g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 15,887,070
15,939,892
Biotechnology 0.5%
h
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 15,000,000 15,962,850
Building Products 1.5%
h
Cornerstone Building Brands, Inc. ,
Senior Note, 144A, 8%, 4/15/26 ........................ United States 18,000,000 18,708,840
Senior Note, 144A, 6.125%, 1/15/29 ..................... United States 4,500,000 4,620,937
h
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,703,702
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 8,116,680
h
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 5,000,000 5,171,875
44,322,034
Chemicals 2.5%
h
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 11,600,000 11,273,750
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 14,000,000 14,010,150
h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 20,000,000 22,175,000
h
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 8,926,920
Methanex Corp. ,
Senior Bond, 5.25%, 12/15/29 .......................... Canada 6,400,000 6,576,000
Senior Note, 5.125%, 10/15/27 ......................... Canada 3,000,000 3,106,350

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
h
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 $ 11,086,146
77,154,316
Commercial Services & Supplies 0.4%
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,600,000 11,323,108
Communications Equipment 1.0%
h
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,664,757
h
CommScope , Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 12,285,819
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 15,000,000 15,788,475
29,739,051
Construction & Engineering 0.6%
h
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 17,400,000 17,954,625
Construction Materials 0.2%
h
Cemex SAB de CV , Senior Secured Bond , 144A, 5.7% , 1/11/25 ... Mexico 6,100,000 6,245,637
Consumer Finance 1.8%
h
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 7,600,000 7,910,042
Navient Corp. ,
Senior Note, 6.625%, 7/26/21 .......................... United States 5,300,000 5,389,438
Senior Note, 6.5%, 6/15/22 ............................ United States 9,900,000 10,297,287
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 8,600,000 9,094,500
Senior Note, 8.875%, 6/01/25 .......................... United States 3,900,000 4,291,755
Senior Note, 6.625%, 1/15/28 .......................... United States 15,500,000 17,652,795
54,635,817
Containers & Packaging 5.3%
h
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 9,500,000 9,500,000
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 2,754,000 2,849,564
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 11,600,000 12,028,614
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 12,042,333
h
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 34,900,000 34,529,624
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,867,500
h
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 10,000,000 10,768,750
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 8,500,000 9,132,187
h
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 23,300,000 23,256,196
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 5,500,000 6,122,187
Senior Note, 144A, 4%, 12/01/27 ....................... United States 13,200,000 13,830,538
h
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 10,200,000 10,957,605

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Trivium Packaging Finance BV, (continued)
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 7,600,000 $ 7,965,750
163,850,848
Diversified Financial Services 1.1%
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 33,400,000 33,191,250
Diversified Telecommunication Services 4.5%
h
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,600,000 8,433,203
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 25,400,000 28,604,845
h
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 8,000,000 8,170,000
h
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 10,200,000 10,554,960
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 4,800,000 4,972,344
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 3,145,500
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 11,900,000 12,838,434
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 11,500,000 11,922,682
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,446,750
h
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 16,800,000 17,463,600
h
Virgin Media Secured Finance plc ,
Senior Secured Bond, 144A, 5.5%, 8/15/26 ................ United Kingdom 7,300,000 7,613,900
Senior Secured Bond, 144A, 4.5%, 8/15/30 ................ United Kingdom 19,000,000 19,446,500
136,612,718
Electric Utilities 0.9%
h
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 26,500,000 27,731,190
Electronic Equipment, Instruments & Components 0.3%
h
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 9,416,250
Energy Equipment & Services 1.8%
h
CSI Compressco LP / CSI Compressco Finance, Inc. ,
f
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,225,629 14,475,031
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,543,193
h
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 13,400,000 11,921,980
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 5,800,000 5,024,221
h
Weatherford International Ltd. ,
144A, 8.75%, 9/01/24 ................................ United States 5,000,000 5,257,875
Senior Note, 144A, 11%, 12/01/24 ....................... United States 12,022,000 11,838,064
56,060,364
Entertainment 2.5%
h
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 22,900,000 23,429,562
h
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 3,700,000 3,715,077
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 11,462,352
h
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 4,257,720
h
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,788,188
h
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 25,700,000 24,768,375
75,421,274

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) 3.9%
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 16,400,000 $ 16,406,492
h
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 8,500,000 8,801,835
Senior Note, 144A, 6%, 4/15/25 ........................ United States 10,100,000 10,617,625
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. ,
Senior Note, 5.75%, 2/01/27 ........................... United States 3,600,000 4,073,634
h
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 7,100,625
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 7,700,000 7,994,910
Senior Bond, 5%, 10/15/27 ............................ United States 700,000 744,118
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,700,000 17,014,795
h
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 9,300,000 9,814,290
h
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 15,000,000 14,850,000
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 8,500,000 8,821,130
h
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 5,000,000 5,206,250
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 8,133,760
119,579,464
Food Products 2.7%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 10,100,000 10,366,640
Senior Note, 5.25%, 9/15/27 ........................... United States 7,500,000 7,876,575
Kraft Heinz Foods Co. ,
Senior Bond, 4.25%, 3/01/31 ........................... United States 9,900,000 11,128,441
Senior Note, 3.875%, 5/15/27 .......................... United States 6,600,000 7,221,966
h
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 19,600,000 20,464,850
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 5,200,000 5,284,500
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 19,600,000 19,563,250
81,906,222
Health Care Equipment & Supplies 0.1%
h
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 3,360,000 3,605,700
Health Care Providers & Services 5.8%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 16,000,000 15,495,200
h
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 8,550,000 8,944,497
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 13,239,750
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,645,269
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 13,747,000 14,365,615
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 6,221,169
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 6,367,500
h
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 14,500,000 14,762,813
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 24,400,000 25,416,914
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 5,258,796
Senior Secured Bond, 5.25%, 4/15/25 .................... United States 11,000,000 12,681,347

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
h
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 13,500,000 $ 14,275,980
Tenet Healthcare Corp. ,
h
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 15,000,000 15,853,425
Senior Note, 6.75%, 6/15/23 ........................... United States 13,700,000 14,803,946
h
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,174,650
177,506,871
Hotels, Restaurants & Leisure 6.6%
h
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 23,800,000 23,239,510
h,i
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
h
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 17,600,000 18,656,000
h
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,358,750
h
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 7,683,250
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 25,000,000 25,410,000
h
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 8,600,000 8,803,347
h
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 8,000,000 8,040,954
h
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 18,900,000 19,242,657
h
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 8,000,000 8,482,840
h
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC ,
Senior Note , 144A, 5.25% , 6/01/26 ....................... United States 5,200,000 5,383,690
h
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 5,738,047
h
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 8,300,000 8,963,212
h
Stars Group Holdings BV / Stars Group US Co-Borrower LLC , Senior
Note , 144A, 7% , 7/15/26 .............................. Canada 11,000,000 11,558,855
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 11,000,000 11,151,250
h
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 11,200,000 11,669,000
h
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 18,500,000 20,098,678
201,486,940
Household Durables 1.1%
h
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 13,500,000 13,987,957
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 7,900,000 8,915,624
h
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.625% , 3/01/24 ...................... United States 2,500,000 2,707,525
h
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,000,000 7,205,625
32,816,731
Household Products 0.4%
h
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 11,500,000 11,396,385
Independent Power and Renewable Electricity Producers 3.8%
h
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 13,900,000 13,989,168
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 12,553,800

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 11,200,000 $ 11,731,160
Senior Note, 5%, 9/15/26 ............................. United States 14,700,000 15,168,563
h
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 10,696,900
h
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 24,149,000
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 33,450,000 29,331,469
117,620,060
Insurance 1.5%
h
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 28,200,000 29,322,924
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 14,900,000 17,604,777
46,927,701
Internet & Direct Marketing Retail 0.4%
h
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 10,900,000 11,336,600
IT Services 2.0%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 12,000,000 11,925,000
h
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 9,776,625
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 6,082,500
h
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 4,097,768
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,831,650
h
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. ,
Senior Note, 144A, 6.75%, 6/01/25 ...................... United States 15,400,000 15,823,500
Senior Secured Note, 144A, 5.75%, 6/01/25 ............... United States 6,000,000 6,390,000
61,927,043
Machinery 1.5%
h
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 18,479,543
h
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 9,000,000 9,363,870
h
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 6,200,000 6,712,213
h
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 11,200,000 11,697,000
46,252,626
Media 6.6%
h
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 6,500,000 6,865,625
h
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ........................................... United States 5,700,000 5,796,187
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 11,232,000 11,716,380
h
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 7,731,100
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 28,000,000 30,187,500
Senior Note, 6.75%, 11/15/21 .......................... United States 5,000,000 5,171,875
h
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 5,833,625
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 8,300,000 5,880,135
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 4,800,000 5,009,664
Senior Note, 5.875%, 11/15/24 ......................... United States 13,600,000 14,251,032

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
h
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 9,100,000 $ 9,953,125
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 10,000,000 10,018,750
h
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 13,100,000 14,047,785
h
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 12,800,000 13,540,032
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 5,500,000 5,627,188
h
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,200,000 7,984,750
h
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 14,000,000 14,079,100
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 7,436,030
h
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 14,000,000 14,039,550
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 5,000,000 5,473,500
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 3,000,000 3,133,125
203,776,058
Metals & Mining 1.1%
h
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 12,500,000 12,393,125
h
Novelis Corp. ,
Senior Bond, 144A, 5.875%, 9/30/26 ..................... United States 12,700,000 13,247,751
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 9,000,000 9,396,675
35,037,551
Oil, Gas & Consumable Fuels 14.4%
h
Aker BP ASA , Senior Note , 144A, 5.875% , 3/31/25 ............ Norway 13,000,000 13,396,408
h
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 3,300,000 3,615,562
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 5,300,000 5,661,063
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 3,100,000 3,216,250
Senior Note, 4.875%, 11/15/27 ......................... United States 3,600,000 3,778,884
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 22,700,000 22,101,741
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 8,600,000 11,196,348
Senior Bond, 5.4%, 6/15/47 ............................ Canada 5,800,000 6,702,549
Senior Note, 5.375%, 7/15/25 .......................... Canada 14,300,000 16,200,218
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 9,000,000 9,367,200
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 12,647,880
h
Senior Note, 144A, 4%, 3/01/31 ........................ United States 29,000,000 29,263,320
Senior Secured Note, 5.25%, 10/01/25 ................... United States 28,700,000 29,533,735
h
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 11,300,000 11,762,735
Ches apeake Energy Corp. ,
h
Senior Note, 144A, 5.5%, 2/01/26 ....................... United States 4,700,000 4,908,656
Senior Note, 7.5%, 10/01/26 ........................... United States 13,700,000 308,250
h
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 13,900,000 15,689,069
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 14,112,700
h
Senior Note, 144A, 6%, 2/01/29 ........................ United States 16,700,000 16,553,958

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
h
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 9,600,000 $ 10,161,600
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 5,400,000 5,684,256
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 13,000,000 12,894,375
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,446,750
f,h
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 12,592,865 10,494,404
c,d,e,f
Goodrich Petroleum Corp. , 144A, PIK, 13.5% , 5/31/22 ......... United States 14,271,136 14,407,210
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 5,090,775
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 4,100,000 4,184,563
h
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,698,115
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 18,905,087 19,188,663
f,h,i
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 17,350,800
j
Senior Note, FRN, 1.644%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 5,300,000 5,182,609
Senior Note, 8.875%, 7/15/30 .......................... United States 18,000,000 23,033,340
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 6,378,400
Senior Note, 6.125%, 1/01/31 .......................... United States 5,900,000 6,602,543
QEP Resources, Inc. ,
Senior Bond, 5.25%, 5/01/23 ........................... United States 3,600,000 3,824,100
Senior Note, 5.625%, 3/01/26 .......................... United States 10,700,000 12,052,266
h
Seven Generations Energy Ltd. , Senior Note , 144A, 5.375% , 9/30/25 Canada 11,600,000 12,086,214
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 5.5%, 2/15/26 ............................ United States 8,000,000 8,250,880
Senior Note, 6%, 4/15/27 ............................. United States 13,100,000 13,652,820
h
Senior Note, 144A, 4.5%, 5/15/29 ....................... United States 4,600,000 4,608,625
h
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 8,645,875
442,030,388
Personal Products 0.6%
h
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 5,800,000 5,670,660
Senior Note, 144A, 6.375%, 3/01/24 ..................... United States 7,900,000 8,025,926
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 5,300,000 5,555,460
19,252,046
Pharmaceuticals 2.9%
h
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 25,191,325
h
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 5,900,000 6,047,264
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,600,000 7,709,250
Senior Note, 144A, 5%, 2/15/29 ........................ United States 7,600,000 7,699,750
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 4,200,000 4,295,340
h
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 10,304,000 11,624,200
Senior Note, 144A, 6%, 6/30/28 ........................ United States 14,873,000 13,073,367
h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 4,599,073
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 9,300,000 10,084,641
90,324,210

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development 1.2%
h
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 21,400,000 $ 22,621,619
h
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 9,688,934
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 5,665,230
37,975,783
Semiconductors & Semiconductor Equipment 0.8%
h
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 15,000,000 16,293,750
h
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 6,900,000 7,219,125
23,512,875
Software 2.0%
f,h
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,510,454 1,533,111
h
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 26,000,000 27,381,250
h
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 15,600,000 16,214,250
h
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 17,000,000 16,946,875
62,075,486
Specialty Retail 1.2%
h
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 10,700,000 12,006,309
h
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 11,900,000 12,517,313
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 9,046,125
h,j
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 2,720,625 2,509,777
36,079,524
Technology Hardware, Storage & Peripherals 0.3%
h
Dell International LLC / EMC Corp. ,
Senior Note, 144A, 5.875%, 6/15/21 ..................... United States 2,978,000 2,981,722
Senior Note, 144A, 7.125%, 6/15/24 ..................... United States 4,900,000 5,075,420
8,057,142
Thrifts & Mortgage Finance 2.9%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 9,200,000 9,687,830
h
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 21,800,000 22,808,250
h
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 14,000,000 13,930,000
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 9,700,000 9,621,188
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 17,400,000 19,450,155
h
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 12,600,000 13,214,250
88,711,673
Trading Companies & Distributors 2.4%
h
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 11,382,187
h
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 16,700,000 16,878,439
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 11,400,000 10,986,750
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 14,023,188
h
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 8,800,000 9,534,360

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
h
WESCO Distribution, Inc., (continued)
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 8,500,000 $ 9,457,568
72,262,492
Wireless Telecommunication Services 2.1%
f
Digicel Group 0.5 Ltd. ,
h
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 2,380,333 1,867,536
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 7,629,763 7,204,828
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 19,150,000 21,426,935
Sprint Corp. , Senior Note , 7.625% , 2/15/25 ..................
United States 8,200,000 9,768,250
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 9,039,000
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 8,981,500
h
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 5,400,000 5,292,000
63,580,049
Total Corporate Bonds (Cost $2,943,357,811) ...................................
3,008,615,264
Shares
Escrows and Litigation Trusts 0.2%
a,d
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
h
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 5,346,975
d
Vistra Energy Corp., Escrow Account ...................... United States 50,000,000 75,000
Total Escrows and Litigation Trusts (Cost $6,303,653) ...........................
5,421,975
Total Long Term Investments (Cost $3,065,595,742) .............................
3,044,532,338
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a
Money Market Funds 1.6%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 47,994,610 47,994,610
Total Money Market Funds (Cost $47,994,610) ..................................
47,994,610
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
a a a a a
Money Market Funds 0.0%
†
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 48,000 48,000

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 18 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
m
Joint Repurchase Agreement, BNP Paribas SA, 0.01%, 3/01/21
(Maturity Value $12,079)
Collateralized by U.S. Treasury Bonds, STRIP, 11/15/22 - 11/15/25;
U.S Treasury Note, 1.25%, 4/30/21; and U.S. Treasury Bills,
Discount Notes, 4/22/21 - 8/26/21 (valued at $12,321) ........ 12,079 $ 12,079
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $60,079) ...............................................................
60,079
Total Short Term Investments (Cost $48,054,689 ) ................................
48,054,689
a
Total Investments (Cost $3,113,650,431) 100.9% .................................
$3,092,587,027
Other Assets, less Liabilities (0.9)% ...........................................
(25,289,437)
Net Assets 100.0% ...........................................................
$3,067,297,590
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2021.
c
See Note 4 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $2,257,841,963, representing 73.6% of net assets.
i
Defaulted security or security for which income has been deemed uncollectible.
j
The coupon rate shown represents the rate at period end.
k
See Note 6 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 28, 2021, all repurchase agreements had been entered into on February 26, 2021.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

3. Restricted Securities
At February 28, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933 were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended February 28, 2021, investments in “affiliated companies” were as follows:
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
14,271,136
a
Goodrich Petroleum Corp., 144A, PIK, 13.5%, 5/31/22 5/31/19 - 1/15/21 $ 14,271,136 $ 14,407,210
46,695,277 Nine Point Energy LLC ........................ 7/15/14 - 3/24/17 26,331,865 47
Total Restricted Securities (Value is 0.47% of Net Assets) ............. $40,603,001 $14,407,257
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $15,195,033 as of February 28, 2021.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp. ... $ 12,581,675 $ — $ — $ — $ 2,613,358 $ 15,195,033 1,564,885 $ —
Titan Energy LLC ......... 10,857 — — — 12,274 23,131 289,137 —
$12,592,532 $— $— $ — $ 2,625,632 $15,218,164 — $ —
Interest
Goodrich Petroleum Corp.,
144A, PIK, 13.5%, 5/31/22 . 12,678,055 1,352,638
a
— — 376,517 14,407,210 14,271,136 1,371,673
Total Affiliated Securities
(Value is 1.0% of Net Assets) $25,270,587 $1,352,638 $— $— $3,002,149 $29,625,374 $1,371,673
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $90,258,908 $827,593,076 $(869,857,374) $— $— $47,994,610 47,994,610 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $617,000 $(569,000) $ — $ — $48,000 48,000 $—
Total Affiliated Securities .... $90,258,908 $828,210,076 $(870,426,374) $— $— $48,042,610 $—
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 2,548,178 $ — $ — $ 2,548,178
Machinery ............................ — 8,208,431 — 8,208,431
Metals & Mining ....................... 463,515 — — 463,515
Oil, Gas & Consumable Fuels ............. 15,518,647 — 38,615 15,557,262
Paper & Forest Products ................. 1,042,025 — — 1,042,025
Specialty Retail ........................ 2,120,681 — — 2,120,681
Warrants :
Metals & Mining ....................... 17,515 — — 17,515

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Warrants:
Oil, Gas & Consumable Fuels ............. $ 193,049 $ — $ 85,407
a
$ 278,456
Paper & Forest Products ................. 10,091 — — 10,091
Convertible Bonds ....................... — 248,945 — 248,945
Corporate Bonds :
Aerospace & Defense ................... — 18,872,760 — 18,872,760
Air Freight & Logistics ................... — 28,532,500 — 28,532,500
Airlines .............................. — 34,580,209 — 34,580,209
Auto Components ...................... — 56,030,951 — 56,030,951
Banks ............................... — 15,939,892 — 15,939,892
Biotechnology ......................... — 15,962,850 — 15,962,850
Building Products ...................... — 44,322,034 — 44,322,034
Chemicals ........................... — 77,154,316 — 77,154,316
Commercial Services & Supplies ........... — 11,323,108 — 11,323,108
Communications Equipment .............. — 29,739,051 — 29,739,051
Construction & Engineering ............... — 17,954,625 — 17,954,625
Construction Materials .................. — 6,245,637 — 6,245,637
Consumer Finance ..................... — 54,635,817 — 54,635,817
Containers & Packaging ................. — 163,850,848 — 163,850,848
Diversified Financial Services ............. — 33,191,250 — 33,191,250
Diversified Telecommunication Services ..... — 136,612,718 — 136,612,718
Electric Utilities ........................ — 27,731,190 — 27,731,190
Electronic Equipment, Instruments &
Components ........................ — 9,416,250 — 9,416,250
Energy Equipment & Services ............. — 56,060,364 — 56,060,364
Entertainment ......................... — 75,421,274 — 75,421,274
Equity Real Estate Investment Trusts (REITs) . — 119,579,464 — 119,579,464
Food Products ........................ — 81,906,222 — 81,906,222
Health Care Equipment & Supplies ......... — 3,605,700 — 3,605,700
Health Care Providers & Services .......... — 177,506,871 — 177,506,871
Hotels, Restaurants & Leisure ............. — 201,486,940 — 201,486,940
Household Durables .................... — 32,816,731 — 32,816,731
Household Products .................... — 11,396,385 — 11,396,385
Independent Power and Renewable Electricity
Producers .......................... — 117,620,060 — 117,620,060
Insurance ............................ — 46,927,701 — 46,927,701
Internet & Direct Marketing Retail .......... — 11,336,600 — 11,336,600
IT Services ........................... — 61,927,043 — 61,927,043
Machinery ............................ — 46,252,626 — 46,252,626
Media ............................... — 203,776,058 — 203,776,058
Metals & Mining ....................... — 35,037,551 — 35,037,551
Oil, Gas & Consumable Fuels ............. — 427,623,178 14,407,210 442,030,388
Personal Products ..................... — 19,252,046 — 19,252,046
Pharmaceuticals ....................... — 90,324,210 — 90,324,210
Real Estate Management & Development .... — 37,975,783 — 37,975,783
Semiconductors & Semiconductor Equipment . — 23,512,875 — 23,512,875
Software ............................. — 62,075,486 — 62,075,486
Specialty Retail ........................ — 36,079,524 — 36,079,524
Technology Hardware, Storage & Peripherals . — 8,057,142 — 8,057,142
Thrifts & Mortgage Finance ............... — 88,711,673 — 88,711,673
Trading Companies & Distributors .......... — 72,262,492 — 72,262,492
7. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 63,580,049 $ — $ 63,580,049
Escrows and Litigation Trusts ............... — 5,346,975 75,000
a
5,421,975
Short Term Investments ................... 48,042,610 12,079 — 48,054,689
Total Investments in Securities ........... $69,956,311 $3,008,024,484
b
$14,606,232 $3,092,587,027
a
Includes securities determined to have no value at February 28, 2021.
b
Includes foreign securities valued at $371,508,450, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Cu r rency
USD
United States Dollar
Selected Portfolio
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.